TRANSAMERICA CLASSIC® VARIABLE ANNUITY

TRANSAMERICA CATALYSTSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA-6

TRANSAMERICA CLASSIC® NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Separate Account VA-6NY

TRANSAMERICA BOUNTY® VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA-7

Supplement Dated May 30, 2019

to the

Prospectuses dated May 1, 2001

Effective on or about June 3, 2019, based on changes to the underlying fund portfolios, the following trust name, subaccount name and investment advisor changes will apply to the applicable subaccounts:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD TRUST NAME	NEW TRUST NAME	OLD INVESTMENT ADVISOR	NEW INVESTMENT ADVISOR
Appreciation Portfolio	Appreciation Portfolio	Dreyfus Variable Investment Fund – Initial Class	BNY Mellon Variable Investment Fund – Initial Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio	Dreyfus Variable Investment Fund – Initial Class	BNY Mellon Variable Investment Fund - Initial Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.

This Prospectus Supplement must be accompanied or preceded

by the Prospectuses for the

Transamerica Classic® Variable Annuity, Transamerica CatalystSM Variable Annuity and

Transamerica Bounty® Variable Annuity dated May 1, 2001